DEBT OBLIGATIONS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended			12 Months Ended	0 Months Ended																12 Months Ended									12 Months Ended						0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Residential Mortgage Loans		Nov. 25, 2013 Residential Mortgage Loans	Dec. 31, 2013 Subsequent Event	Nov. 25, 2013 Lower Range Residential Mortgage Loans	Nov. 25, 2013 Upper Range Residential Mortgage Loans	Oct. 30, 2013 Alpine Securitization Corp.	Dec. 31, 2013 Total Repurchase Agreements		Oct. 29, 2013 Total Repurchase Agreements	Dec. 31, 2012 Total Repurchase Agreements		Dec. 31, 2013 Agency RMBS Repurchase Agreements		Dec. 31, 2013 Agency RMBS Repurchase Agreements Mizuho	Dec. 31, 2013 Agency RMBS Repurchase Agreements Barclays	Dec. 31, 2013 Agency RMBS Repurchase Agreements Royal Bank of Canada	Dec. 31, 2013 Agency RMBS Repurchase Agreements Citi	Dec. 31, 2013 Agency RMBS Repurchase Agreements Morgan Stanley	Dec. 31, 2013 Agency RMBS Repurchase Agreements Daiwa	Dec. 31, 2013 Non-agency RMBS Repurchase Agreements		Dec. 31, 2012 Non-agency RMBS Repurchase Agreements		Dec. 31, 2013 Non-agency RMBS Repurchase Agreements Barclays	Dec. 31, 2013 Non-agency RMBS Repurchase Agreements Credit Suisse	Dec. 31, 2012 Non-agency RMBS Repurchase Agreements Credit Suisse	Dec. 31, 2013 Non-agency RMBS Repurchase Agreements Royal Bank of Scotland	Dec. 31, 2013 Non-agency RMBS Repurchase Agreements Royal Bank of Canada	Dec. 31, 2013 Secured Corporate Loan		Dec. 31, 2013 Secured Corporate Loan Lower Range	Dec. 31, 2013 Secured Corporate Loan Upper Range	Dec. 31, 2013 Servicer Advance Notes		Oct. 30, 2013 Alpine Securitization Corp.	Dec. 13, 2013 Excess MSR Notes
Interest payable	$ 4,010	$ 55								$ 7,000			$ 55
Repurchase agreements																	186,800	410,700	101,800	129,300	169,700	334,700					42,300	104,000	150,922	26,200	115,300
Amounts borred under repurchase agreement																							104,000
Debt face amount	4,109,329		22,840	[1]	300,000				414,200	1,620,711	[2]	342,900	150,922	[3]	1,332,954	[4]							287,757	[5]	150,922	[3],[6],[7]						75,000	[8]			2,390,778			75,000
Carrying value	4,109,329	150,922	22,840	[1]						1,620,711	[2]		150,922	[3]	1,332,954	[4]							287,757	[5]	150,922	[3],[6],[7]						75,000	[8]			2,390,778	[9]
Equity decline trigger - 12 month period																																						50.00%	50.00%
Equity decline trigger - 3 month period																																						35.00%	35.00%
Indebtedness to tangible worth provision trigger					4.00				4.00																														4.00
Variable interest rate basis description			One-month LIBOR																				One-month LIBOR or cost of funds rate		LIBOR							One-month LIBOR or cost of funds rate				One-month LIBOR		One-month LIBOR	One-month LIBOR
Variable Interest Rate Spread			3.25%				2.50%	2.75%															1.75%		2.00%							4.00%		2.00%	2.60%			1.75%	4.00%
Advance rate							65.00%	85.00%
Maximum borrowing capacity																																75,000				3,900,000	[9]
Unused borrowing capacity fee																																				0.50%
Repayments of notes payable	59,149					5,900
Minimum liquidity requirement					15,000
Minimum tangible net worth					540,000
Loans purchased			92,700
Amounts borrowed to finance purchase of loans			60,100
Notes payable issued for purchase																																				2,400,000
Restricted cash, pledged for interest and fees payable	$ 33,338 [10]

[1]	The note is payable to Nationstar and bears interest equal to one-month LIBOR and a margin of 3.25%.
[2]	These repurchase agreements had approximately $0.7 million of associated accrued interest payable as of December 31, 2013. All of the repurchase agreements that matured during the first quarter of 2014 were renewed or refinanced subsequent to December 31, 2013.
[3]	These repurchase agreements had approximately $55 thousand of associated accrued interest payable at December 31, 2012. $151 million face amount of these repurchase agreements were renewed subsequent to December 31, 2012.
[4]	The counterparties of these repurchase agreements are Mizuho ($186.8 million), Barclays ($410.7 million), Royal Bank of Canada ($101.8 million), Citi ($129.3 million), Morgan Stanley ($169.7 million) and Daiwa ($334.7 million) and were subject to customary margin call provisions.
[5]	The counterparties of these repurchase agreements are Barclays ($42.3 million), Credit Suisse ($104.0 million), Royal Bank of Scotland ($26.2 million) and Royal Bank of Canada ($115.3 million) and were subject to customary margin call provisions. All of the Non-Agency repurchase agreements have LIBOR-based floating interest rates. Includes $104.0 million borrowed under a $414.2 million master repurchase agreement, which bears interest at one-month LIBOR plus 1.75%.
[6]	The counterparty of these repurchase agreements is Credit Suisse.
[7]	Newcastle is the guarantor of these repurchase agreements, which are subject to customary margin call provisions.
[8]	The loan bears interest equal to the sum of (i) a floating rate index rate equal to one-month LIBOR and (ii) a margin of 4.0%. The outstanding face of the collateral represents the UPB of the residential mortgage loans underlying the Excess MSRs that secure this corporate loan.
[9]	New Residential's unused borrowing capacity is available if New Residential has additional eligible collateral to pledge and meets other borrowing conditions. New Residential pays a 0.5% fee on the unused borrowing capacity.
[10]	Represents our historical consolidated balance sheet at December 31, 2013.